STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) - Class B Common Stock - shares	Jun. 30, 2022	Dec. 31, 2021	Feb. 09, 2021	Dec. 31, 2020
Shares subject to forfeiture			0
Over-allotment option
Maximum shares subject to forfeiture				1,350,000
Shares subject to forfeiture	1,350,000	1,350,000